Expense Example {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-07 - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 130
3 years	406
5 years	702
10 years	$ 1,545